Lease	9 Months Ended	12 Months Ended
	Sep. 30, 2025	May 31, 2025	Dec. 31, 2024
Lease [Line Items]
LEASE

13. LEASE

As of September 30, 2025, the Group has a non-short-term operating lease for laboratory with remaining term expiring in 2026 and a remaining lease term of 0.5 years. Weighted average discount rates used in the calculation of the operating lease liability is 8%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

	For the nine months ended September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Lease cost
Operating lease cost	—	45,167
Short-term lease cost	—	2,062
Total lease cost	$—	$47,229
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$59,122	$120,022
Weighted-average remaining lease term – operating leases	0.5 years	1.5 years
Weighted-average discount rate – operating leases	8.0%	8.0%

During the nine months ended September 30, 2025 and 2024, an impairment loss of nil and $144,051, respectively, on right-of-use assets was recognized in other operating expenses as the Group considered that the carrying amount of a right-of-use asset related to leases of laboratory and clinic may not be recoverable.

The maturity analysis of operating leases liabilities as of September 30, 2025 is as follows:

September 30, 2025
(Unaudited)
Remaining periods ending December 31,
2025	27,206
2026	24,573
Total future undiscounted cash flow	51,779
Less: Discount on operating lease liabilities	(807)
Present value of operating lease liabilities	50,972

14. LEASE

As of December 31, 2024, the Group has a long-term operating lease for laboratories with remaining term expiring in 2026 and a remaining lease term of 1.2 years. Weighted average discount rates used in the calculation of the operating lease liability is 8%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

	For the year ended December 31, 2024	For the year ended December 31, 2023
Lease cost
Finance lease cost:
Depreciation	$—	$—
Interest on lease liabilities	—	—
Operating lease cost	50,520	252,345
Short-term lease cost	3,374	65,221
Variable lease cost	—	—
Sublease income	—	—
Total lease cost	$53,894	$317,566

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$120,824	$389,365
Financing cash flows from finance leases	—	—
Right-of-use assets obtained in exchange for new operating lease liabilities	—	338,525
Weighted-average remaining lease term – finance leases	—	—
Weighted-average remaining lease term – operating leases	1.2 years	1.9 years
Weighted-average discount rate – finance leases	—%	—%
Weighted-average discount rate – operating leases	8.0%	8.0%

For the year ended December 31, 2024, an impairment loss of $144,051 on right-of-use assets was recognized in other operating expenses as the Group considered that the carrying amount of a right-of-use asset related to a lease of laboratory may not be recoverable.

For the year ended December 31, 2023, an impairment loss of $200,916 on right-of-use assets was recognized in other operating expenses as the Group considered that the carrying amount of a right-of-use asset related to a lease of clinic may not be recoverable. Additionally, the Group early terminated a lease agreement for a right-of-use asset relating to an office, which resulted in a recognized loss on early termination of the right-of-use asset totaling $31,030 in other operating expenses.

For the years ended December 31, 2022, the Group did not recognize any impairment losses and loss on disposal of right-of-use assets.

The maturity analysis of operating leases liabilities as of December 31, 2024 is as follows:

December 31, 2024
Remaining periods ending December 31,
2025	$97,541
2026	24,573
Total future undiscounted cash flow	122,114
Less: Discount on operating lease liabilities	(5,707)
Present value of operating lease liabilities	116,407
Less: Current portion of operating lease liabilities	(102,225)
Non-current portion of operating lease liabilities	$14,182

DiamiR Biosciences Corp. [Member]
Lease [Line Items]
LEASE

NOTE 9 — LEASES

As of May 31, 2023, the Company had a lease for laboratory space with a term of one year and a one-year Company renewal option. The Company renewed the lease on a one-year basis in each of the years ended May 31, 2024 and 2025. The Company considers exercise of its renewal options to be probable. Accordingly, it has recorded right of use assets and lease liabilities related to the lease.

The lease agreement does not provide an implicit borrowing rate; therefore, an internal incremental borrowing rate is determined based on information available at lease commencement date for purposes of determining the present value of lease payments and recording lease liabilities. In determining this rate, the Company estimated the rate of interest it would pay on collateralized loans with similar payment terms, in a similar economic environment, by reference to comparable lessee companies.

Supplemental cash flow information and non-cash activity related to leases include the following in the years ended May 31:

	2025	2024
Cash paid on operating lease liabilities	$42,052	$40,827
Right of use assets acquired under operating leases	$39,083	$37,319

Lease terms and assumed discount rates are as follows:

	May 31, 2025	May 31, 2024
Average lease term	1.6 years	1.6 years
Discount rate	10%	10%

Minimum lease payments under leases with terms greater than one year are as follows:

Year	Amount
Year ending May 31, 2026	$43,313
Year ending May 31, 2027	25,703
Total	69,016
Less imputed interest	(4,935)
Lease liability	$64,081

The Company also leases office space on a monthly basis. Total lease costs were $40,103 and $47,493 in the years ended May 31, 2025 and 2024, respectively